Investment securities - Equity securities and Other long-term investments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Fixed income mutual funds
Equity securities and Other long-term investments
Fair value	$ 1.9	$ 175.3
Common stocks
Equity securities and Other long-term investments
Fair value	8.8	228.1
Other equity securities
Equity securities and Other long-term investments
Fair value	0.0	1.8
Equity securities
Equity securities and Other long-term investments
Cost or amortized cost	19.9	379.2
Gross unrealized gains	1.0	55.6
Gross unrealized losses	(9.9)	(37.3)
Net foreign currency gains	(0.3)	7.7
Fair value	10.7	405.2
Other long-term investments
Equity securities and Other long-term investments
Cost or amortized cost	316.3	315.4
Gross unrealized gains	147.9	49.9
Gross unrealized losses	(22.9)	(29.3)
Net foreign currency gains	5.1	10.8
Fair value	446.4	346.8
Other long-term investments | Hedge funds and private equity funds
Equity securities and Other long-term investments
Fair value	275.6	269.0
Other long-term investments | Limited liability companies and private equity securities
Equity securities and Other long-term investments
Fair value	$ 170.8	$ 77.8